ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Loss [Abstract]
Beginning Balance	$ 8,372,335
Ending Balance	12,526,503	$ 8,372,335
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Loss [Abstract]
Beginning Balance	(193,148)	(108,000)	$ (111,215)
Current year other comprehensive income (loss)	188,324	(85,148)	3,215
Ending Balance	(4,824)	(193,148)	(108,000)
Unrealized Fair Value (Loss)/Gain on Available-for-sale Investments [Member]
Accumulated Other Comprehensive Loss [Abstract]
Beginning Balance	(5,803)	(2,048)	(6,560)
Current year other comprehensive income (loss)	15,058	(3,755)	4,512
Ending Balance	9,255	(5,803)	(2,048)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Loss [Abstract]
Beginning Balance	(187,345)	(105,952)	(104,655)
Current year other comprehensive income (loss)	173,266	(81,393)	(1,297)
Ending Balance	$ (14,079)	$ (187,345)	$ (105,952)